SEGMENT REPORTING	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
SEGMENT REPORTING
20.	SEGMENT REPORTING

The Group engages primarily in the online lottery purchase services, online mobile gaming and information services in the PRC. After acquiring the business of online lottery betting and online casino platforms generated from the Multi Group, the Group distinguishes revenues, costs and expenses between different geographic operating segment in its internal reporting, and reports costs and expenses by nature in different geographic operating segments. In accordance with ASC topic 280, “
Segment Reporting”
, the Group’s chief operating decision maker has been identified as the Board of Directors and the chief executive officer, who makes resource allocation decisions and assesses performance based on the Group’s geographic location operating results. As a result, the Group has two reportable segments, including the PRC and Europe.

The following table presents summary information by segment for the years ended December 31, 2016, 2017 and 2018, respectively.

	For the year ended December 31, 2016
	PRC	Europe	Total
	RMB	RMB	RMB

Net Revenues	5,259	-	5,259
Depreciation and Amortization	18,518	-	18,518
Operating loss from continuing operations	368,183	-	368,183
Interest income	23,859	-	23,859
Income tax expense	2,143	-	2,143
Segment net loss from continuing operations	209,959	-	209,959
Segment assets	2,063,328	-	2,063,328

	For the year ended December 31, 2017
	PRC	Europe	Total
	RMB	RMB	RMB

Net Revenues	22,488	49,370	71,858
Depreciation and Amortization	12,814	14,062	26,876
Operating (loss) income from continuing operations	(341,286)	2,755	(338,531)
Interest income	20,032	-	20,032
Income tax (benefit) expense	(14,181)	156	(14,025)
Segment net (loss) income from continuing operations	(334,428)	2,959	(331,469)
Segment assets	1,696,024	58,535	1,754,559

	For the year ended December 31, 2018
	PRC	Europe	Total	Total
	RMB	RMB	RMB	US$

Net Revenues	20,578	105,511	126,089	18,339
Depreciation and Amortization	31,027	31,511	62,538	9,096
Operating loss from continuing operations	327,850	16,638	344,488	50,103
Interest income	15,308	-	15,308	2,226
Income tax (benefit) expense	(21,014)	1,412	(19,602)	(2,851)
Segment net loss from continuing operations	453,687	18,050	471,737	68,610
Segment assets	1,204,057	42,527	1,246,584	181,307